Concentrations (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
China [Member]
Sales Revenue, Goods, Net, Percentage	83.00%	74.00%	74.00%
Vendor One [Member]
Concentration risk, Benchmark Description		More than 10	More than 10
Concentration risk, percentage		11.00%	14.00%
Vendor Two [Member]
Concentration risk, Benchmark Description			More than 10
Concentration risk, percentage			11.00%
Customer One [Member]
Concentration risk, Benchmark Description	Over 10	Over 10	Over 10
Concentration risk, percentage	10.00%	24.00%	31.00%
Customer Two [Member]
Concentration risk, Benchmark Description	Over 10	Over 10	Over 10
Concentration risk, percentage	13.00%	21.00%	26.00%
Customer Three [Member]
Concentration risk, Benchmark Description	Over 10	Over 10	Over 10
Concentration risk, percentage	13.00%	14.00%	15.00%
Customer Four [Member]
Concentration risk, Benchmark Description	Over 10
Concentration risk, percentage	14.00%